Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 539.0	$ 523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	539.0	523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	575.7	561.7
Fair value of plan assets	$ 410.7	$ 386.5